SCHEDULE OF CONDENSED FINANCIAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Total assets	$ 18,283,858	$ 21,802,074
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	1,881,465	2,350,263
SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 shares issued and outstanding as of December 31, 2023 and 2022	1,806	1,806
Additional paid-in capital	23,804,550	23,137,534
Retained earnings	(7,143,409)	(3,641,891)
Accumulated other comprehensive (loss) gain	(260,554)	(45,638)
Total shareholders’ equity	16,402,393	19,451,811
Total liabilities and shareholders’ equity	18,283,858	21,802,074
EQUITY LOSS	(3,445,281)	(1,655,903)	$ (1,386,515)
NET LOSS	(3,501,518)	(1,655,903)	(1,386,515)
COMPREHENSIVE LOSS
Net loss	(3,501,518)	(1,655,903)	(1,386,515)
Parent Company [Member]
NON-CURRENT ASSETS
Investment in subsidiaries	16,402,393	19,451,811
Total assets	16,402,393	19,451,811
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities
SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 shares issued and outstanding as of December 31, 2023 and 2022	1,806	1,806
Additional paid-in capital	19,586,674	18,919,658
Retained earnings	(2,925,533)	575,985
Accumulated other comprehensive (loss) gain	(260,554)	(45,638)
Total shareholders’ equity	16,402,393	19,451,811
Total liabilities and shareholders’ equity	16,402,393	19,451,811
EQUITY LOSS	(1,658,203)	(1,538,363)	(1,386,515)
NET LOSS	(1,658,203)	(1,538,363)	(1,386,515)
COMPREHENSIVE LOSS
Net loss	(1,658,203)	(1,538,363)	(1,386,515)
Foreign currency translation adjustments	(214,916)	(420,941)	52,289
COMPREHENSIVE LOSS	$ (1,873,119)	$ (1,959,304)	$ (1,334,226)